Unit-Based Compensation (Tables) - Boost Run Holdings LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Profit Interest Unit Activity

The following is a summary of the Profit Interest Unit activity for the nine months ended September 30, 2025:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2024	3,643	$1,000
Granted	506	4,418
Vested	(126)	4,418
Forfeited	-	-
Unvested balance as of September 30, 2025	4,023	$1,322
Vested balance as of September 30, 2025	126	$4,418

The following is a summary of the Profit Interest Unit activity for the year ended December 31, 2024:

	Class B units	Weighted average Class B unit participation threshold
Unvested balance as of December 31, 2023	-	$-
Granted	3,643	1,000
Vested	-	-
Forfeited	-	-
Unvested balance as of December 31, 2024	3,643	$1,000
Vested balance as of December 31, 2024	-	$-

Schedule of Fair Value of Profit Interest Units

The Company estimated the fair value of the Profit Interest Units using the OPM on the date of grant. The assumptions used in the OPM were as follows:

	September 30,	December 31,
	2025	2024
Weighted average expected term (years)	0.59	6.00
Weighted average expected volatility	80.8%	77.5%
Risk-free interest rate	3.8%	4.2%
Dividend yield	0%	0%
Weighted average Marketability Discount	14.4%	32.5%